Mizuho Financial Group, Inc., parent company (Tables)	12 Months Ended
Mar. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Condensed Balance Sheets
Condensed balance sheets

	2021	2022

	(in millions of yen)
Assets:
Cash and due from banking subsidiaries	44,619	51,356
Interest-bearing deposits in banking subsidiaries	347	414
Investments in subsidiaries and affiliated companies:
Banking subsidiaries	8,561,350	8,102,149
Non-banking subsidiaries and affiliated companies	1,241,783	878,776
Long-term loans receivable from subsidiaries:
A banking subsidiary	7,851,894	7,942,367
A non-banking subsidiary	—	399,000
Other	549,068	648,946

Total	18,249,061	18,023,008

Liabilities and shareholders’ equity:
Short-term borrowings from a banking subsidiary	850,000	755,000
Long-term debt	7,875,414	7,957,710
Other liabilities	418,409	396,086
Shareholders’ equity	9,105,238	8,914,212

Total	18,249,061	18,023,008

Condensed Statements of Income
Condensed statements of income

	2020	2021	2022

	(in millions of yen)
Income:
Dividends from subsidiaries and affiliated companies:

Banking subsidiaries	23,824	214,473	197,717
Non-banking subsidiaries and affiliated companies	12,850	17,499	82,105
Management fees from subsidiaries	38,004	36,334	40,462
Interest income on loans and discounts	123,354	128,697	133,215
Gains on disposal of premises and equipment	10,866	—	—
Gains on sales of investments in subsidiaries	—	40	53,005
Other income	7,088	11,970	11,319

Total	215,986	409,013	517,823

Expenses:
Operating expenses	38,951	37,979	43,192
Interest expense	126,516	130,812	130,453
Losses on sales of investments in a subsidiary	—	—	26,606
Other expense	25,313	8,842	5,946

Total	190,780	177,633	206,197

Equity in undistributed net income (loss) of subsidiaries	130,930	341,369	(505,891)

Income (loss) before income tax expense (benefit)	156,136	572,749	(194,265)
Income tax expense (benefit)	5,941	(9,016)	(89,543)

Net income (loss )	150,195	581,765	(104,722)

Condensed Statements of Cash Flows
Condensed statements of cash flows

	2020	2021	2022

	(in millions of yen)
Cash flows from operating activities:

Net income (loss)	150,195	581,765	(104,722)
Adjustments and other	(92,059)	(390,748)	351,484

Net cash provided by operating activities	58,136	191,017	246,762

Cash flows from investing activities:
Net change in loans	(1,496,047)	(1,167,385)	(72,313)
Purchases of premises and equipment	(43,406)	(41,382)	(26)
Proceeds from sales of premises and equipment	209,657	55,624	11
Proceeds from sales of investments in subsidiaries	245	125	452,500
Net change in other investing activities	(5,395)	(1,370)	223

Net cash provided by (used in) investing activities	(1,334,946)	(1,154,388)	380,395

Cash flows from financing activities:
Net change in short-term borrowings	(85,505)	(10,000)	(95,000)
Proceeds from issuance of long-term debt	1,531,047	1,477,385	930,033
Repayment of long-term debt	(35,000)	(310,000)	(1,256,720)
Purchases of treasury stock	(1,441)	(1,849)	(1,927)
Dividends paid	(190,386)	(190,498)	(196,783)
Net change in other financing activities	962	65	44

Net cash provided by (used in) financing activities	1,219,677	965,103	(620,353)

Net increase (decrease) in cash and cash equivalents	(57,133)	1,732	6,804
Cash and cash equivalents at beginning of fiscal year	100,367	43,234	44,966

Cash and cash equivalents at end of fiscal year	43,234	44,966	51,770